Consolidated statements of cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Income before income tax	R$ 3,444,656	R$ 3,815,174	R$ 2,421,413
Adjustments to reconcile income before income taxes
Depreciation of property, equipment and right-of-use assets	110,248	68,618	67,422
Amortization of intangible assets	95,629	163,112	75,839
Loss or write-off of property, equipment, intangible assets and leases, net	20,805	20,367	73,140
Share of profit or (loss) in joint ventures and associates	12,165	7,710	(862)
Income from share in the net income of associates measured at fair value	54,301	(47,291)	0
Expected credit losses on financial assets	78,945	92,560	55,564
(Reversal of) Provision for contingencies, net	12,305	5,325	2,045
Net foreign exchange differences	(301,697)	506,510	1,478
Share based plan	584,772	561,457	232,791
Interest accrued	429,222	181,731	56,923
Changes in assets and liabilities
Securities (assets and liabilities)	(28,309,585)	(21,857,025)	(42,954,505)
Derivative financial instruments (assets and liabilities)	(1,550,061)	674,837	1,023,937
Securities trading and intermediation (assets and liabilities)	(1,423,398)	(5,086,154)	10,605,139
Securities purchased under agreements to resell	1,937,077	(2,269,321)	2,862,311
Accounts receivable	(157,056)	37,160	(46,247)
Loan operations	(9,416,502)	(8,918,608)	(3,925,042)
Prepaid expenses	(257,357)	(2,589,213)	(1,303,853)
Other assets and other financial assets	(3,358,515)	(674,697)	(23,078)
Securities sold under repurchase agreements	5,508,746	(5,557,999)	16,200,937
Accounts payable	(308,824)	(133,576)	564,324
Financing instruments payable	17,563,948	14,408,581	5,126,930
Social and statutory obligations	(54,093)	354,764	174,725
Tax and social security obligations	(91,326)	278,609	182,391
Retirement plans liabilities	13,812,415	18,533,487	9,628,823
Other liabilities and other financial liabilities	3,938,385	4,271,361	1,000,007
Cash from (used in) operations	2,375,205	(3,152,521)	2,102,552
Income tax paid	(370,862)	(783,816)	(518,971)
Contingencies paid	(2,521)	(2,565)	(1,629)
Interest paid	(197,937)	(81,427)	(71,224)
Net cash flows from (used in) operating activities	1,803,885	(4,020,329)	1,510,728
Investment activities
Acquisition of intangible assets	(82,412)	(217,569)	(146,368)
Acquisition of property and equipment	(44,563)	(135,444)	(145,164)
Acquisition of subsidiaries, net of cash acquired	(69,532)	(40,857)	(62,443)
Investment in associates and joint ventures	(174,773)	(756,857)	(228,035)
Net cash flows used in investing activities	(371,280)	(1,150,727)	(582,010)
Financing activities
Proceeds from borrowings	0	1,570,639	0
Treasury shares	(1,814,823)	0	0
Acquisitions of debt securities issued	1,890,500	4,191,280	0
Payments of borrowings and lease liabilities	(101,716)	(76,371)	(152,868)
Payment of debt securities	(175,999)	(177,826)	(464,717)
Proceeds from the issuance of shares	0	0	1,411,281
Transactions with non-controlling interests	3,556	(231)	582
Dividends paid to non-controlling interests	(1,820)	(3,026)	(5,567)
Proceeds from SPAC issuance of shares	0	1,134,797	0
Net cash flows from (used in) financing activities	(200,302)	6,639,262	788,711
Net increase (decrease) in cash and cash equivalents	1,232,303	1,468,206	1,717,429
Cash and cash equivalents at the beginning of the fiscal year	3,751,861	2,660,388	887,796
Effects of exchange rate changes on cash and cash equivalents	(16,684)	(376,733)	55,163
Cash and cash equivalents at the end of the fiscal year	4,967,480	3,751,861	2,660,388
Cash	3,553,126	2,485,641	1,954,788
Securities purchased under agreements to resell	646,478	1,071,328	593,673
Interbank certificate deposits	252,877	194,892	111,927
Other deposits	R$ 514,999	R$ 0	R$ 0